                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2003

           Check here if Amendment [_]: Amendment Number:_____________

                        This Amendment (Check only one.):

                                      [_] is a restatement.

                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Neil Druker

Address:           One International Place
                   29th Floor
                   Boston, Massachusetts 02110

Form 13F File Number: 28-06049
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Neil Druker

Title:             Institutional Manager

Phone:             (617) 856-8875

Signature, Place, and Date of Signing:

   /s/ Neil Druker
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(Signature)

Boston, Massachusetts
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(City, State)

October 2, 2003
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(Date)


Report Type (Check only one.):

[_]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: one

Form 13F File Number 28-06051
                     -----------------------------------------------------------
Name: Peter Homans